Portfolio of Investments
Columbia Strategic California Municipal Income Fund, July 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Floating Rate Notes 0.3%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 0.3%
California Statewide Communities Development Authority(a),(b)
Revenue Bonds
Series 2018 (Wells Fargo Bank)
08/15/2047	0.100%	1,000,000	1,000,000
State of California(a),(b)
Unlimited General Obligation Bonds
Kindergarten
Series 2013A2 (State Street)
05/01/2034	0.140%	865,000	865,000
Total			1,865,000
Total Floating Rate Notes (Cost $1,865,000)			1,865,000

Municipal Bonds 98.6%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 7.8%
City of Fresno Airport(c)
Refunding Revenue Bonds
Series 2013B (BAM)
07/01/2028	5.000%	500,000	553,195
07/01/2030	5.125%	1,050,000	1,166,718
City of Los Angeles Department of Airports(c)
Refunding Revenue Bonds
Subordinated Series 2019A
05/15/2049	5.000%	5,000,000	6,167,300
Revenue Bonds
Los Angeles International Airport
Subordinated Series 2017
05/15/2041	5.000%	1,500,000	1,764,105
Subordinated Series 2018
05/15/2048	5.250%	3,000,000	3,697,290
Subordinated Series 2018C
05/15/2044	5.000%	2,000,000	2,406,580
County of Sacramento Airport System
Refunding Revenue Bonds
Subordinated Series 2016B
07/01/2041	5.000%	5,500,000	6,393,200
Norman Y. Mineta San Jose International Airport(c)
Refunding Revenue Bonds
Series 2017A
03/01/2047	5.000%	3,000,000	3,504,630
San Francisco City & County Airport Commission - San Francisco International Airport(c)
Refunding Revenue Bonds
2nd Series 2011F
05/01/2029	5.000%	3,000,000	3,090,900
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
SFO Fuel Co., LLC
Series 2019
01/01/2047	5.000%	1,000,000	1,212,770
Revenue Bonds
San Francisco International Airport
Series 2016
05/01/2041	5.000%	1,305,000	1,519,490
Series 2019A
05/01/2049	5.000%	10,000,000	12,183,100
Unrefunded Revenue Bonds
Series 2014A
05/01/2044	5.000%	6,000,000	6,655,260
Total			50,314,538
Charter Schools 3.3%
California Infrastructure & Economic Development Bank(d)
Revenue Bonds
Wonderful Foundations Charter School Portfolio Projects
Series 2020
01/01/2055	5.000%	2,300,000	2,413,551
California Public Finance Authority
Revenue Bonds
Laverne Elementary Prep Academy Project
Series 2019
06/15/2039	5.000%	870,000	889,497
06/15/2049	5.000%	1,400,000	1,424,556
California School Finance Authority(d)
Refunding Revenue Bonds
Aspire Public Schools
Series 2016
08/01/2041	5.000%	1,750,000	1,934,275
Revenue Bonds
Alliance College-Ready Public Schools
Series 2015
07/01/2035	5.000%	3,010,000	3,350,641
07/01/2045	5.000%	1,705,000	1,873,454
Fenton Charter Schools
Series 2020A
07/01/2050	5.000%	525,000	553,156
07/01/2058	5.000%	625,000	653,544
Green Dot Public School Project
Series 2015A
08/01/2035	5.000%	1,510,000	1,678,063
Series 2018
08/01/2048	5.000%	1,750,000	1,997,030
KIPP LA Projects
Series 2014A
07/01/2044	5.125%	1,000,000	1,095,910
Columbia Strategic California Municipal Income Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Strategic California Municipal Income Fund, July 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2015A
07/01/2045	5.000%	1,000,000	1,108,480
Kipp SoCal Public Schools
Series 2019A
07/01/2049	5.000%	1,000,000	1,172,380
River Springs Charter School Project
Series 2015
07/01/2046	6.375%	1,000,000	1,115,690
07/01/2046	6.375%	155,000	172,932
Total			21,433,159
Disposal 1.6%
California Municipal Finance Authority(d)
Revenue Bonds
Waste Management, Inc.
Series 2009A (Mandatory Put 02/03/25)
02/01/2039	1.300%	750,000	758,542
California Municipal Finance Authority(c)
Revenue Bonds
Waste Management, Inc. Project
Series 2019A (Mandatory Put 10/01/29)
10/01/2044	2.400%	9,000,000	9,767,430
Total			10,525,972
Health Services 0.9%
California Municipal Finance Authority
Revenue Bonds
Clincas Del Camino Real, Inc.
Series 2020
03/01/2050	4.000%	5,000,000	5,453,400
Higher Education 8.5%
California Educational Facilities Authority
Refunding Revenue Bonds
Loma Linda University
Series 2017A
04/01/2047	5.000%	4,250,000	4,768,798
Series 2018-A
12/01/2044	5.000%	2,000,000	2,279,460
University of the Pacific
Series 2015
11/01/2036	5.000%	2,000,000	2,302,340
Revenue Bonds
Chapman University
Series 2015
04/01/2040	5.000%	2,500,000	2,815,675
California Municipal Finance Authority
Refunding Revenue Bonds
Biola University
Series 2017
10/01/2039	5.000%	1,000,000	1,140,330
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Lutheran University
Series 2018
10/01/2038	5.000%	300,000	349,593
Revenue Bonds
Biola University
Series 2013
10/01/2038	5.000%	1,000,000	1,077,780
10/01/2042	5.000%	2,360,000	2,532,563
National University
Series 2019A
04/01/2040	5.000%	1,000,000	1,210,220
04/01/2041	5.000%	2,000,000	2,413,760
California State University
Revenue Bonds
Series 2019A
11/01/2049	5.000%	10,000,000	12,995,300
California Statewide Communities Development Authority(d)
Revenue Bonds
California Baptist University
Series 2014A
11/01/2043	6.375%	3,000,000	3,271,560
Lancer Plaza Project
Series 2013
11/01/2033	5.625%	1,400,000	1,479,338
11/01/2043	5.875%	1,875,000	1,972,594
University of California
Refunding Revenue Bonds
Series 2020BE
05/15/2043	5.000%	2,500,000	3,325,000
05/15/2047	4.000%	2,000,000	2,407,480
05/15/2050	4.000%	7,305,000	8,747,299
Total			55,089,090
Hospital 15.4%
California Health Facilities Financing Authority
Refunding Revenue Bonds
El Camino Hospital
Series 2015A
02/01/2040	5.000%	5,000,000	5,689,350
Marshal Medical Center
Series 2020
11/01/2040	4.000%	1,000,000	1,175,490
11/01/2050	5.000%	2,000,000	2,533,840
Stanford Health Care
Series 2020A
08/15/2050	4.000%	3,750,000	4,412,588
Revenue Bonds
City of Hope Obligated Group
Series 2019
11/15/2045	4.000%	8,000,000	9,278,160

2	Columbia Strategic California Municipal Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Strategic California Municipal Income Fund, July 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
El Camino Hospital
Series 2017
02/01/2047	5.000%	4,000,000	4,728,840
Kaiser Permanente
Subordinated Series 2017A-2
11/01/2044	4.000%	7,000,000	7,898,380
St. Joseph Health System
Series 2013A
07/01/2037	5.000%	2,000,000	2,211,800
Subordinated Revenue Bonds
Kaiser Permanente
Series 2020A-2
11/01/2051	4.000%	5,195,000	5,823,231
California Municipal Finance Authority
Refunding Revenue Bonds
Community Medical Centers
Series 2015A
02/01/2040	5.000%	2,000,000	2,249,960
Series 2017A
02/01/2042	4.000%	2,000,000	2,198,380
02/01/2047	5.000%	2,000,000	2,301,300
California Public Finance Authority
Refunding Revenue Bonds
Henry Mayo Newhall Memorial Hospital
Series 2017
10/15/2047	5.000%	4,000,000	4,406,040
California Statewide Communities Development Authority
Refunding Revenue Bonds
Adventist Health System
Series 2018
03/01/2042	4.000%	5,000,000	5,678,400
03/01/2048	5.000%	5,000,000	6,008,350
Adventist Health System West
Series 2015
03/01/2035	5.000%	3,850,000	4,562,519
Huntington Memorial Hospital
Series 2014B
07/01/2044	5.000%	1,000,000	1,115,360
John Muir Health
Series 2018A
12/01/2053	5.000%	700,000	838,411
Redlands Community Hospital OB
Series 2016
10/01/2046	5.000%	1,000,000	1,121,220
Revenue Bonds
Emanate Health
Series 2020A
04/01/2045	4.000%	1,000,000	1,166,000
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Green - Marin General Hospital Project
Series 2018
08/01/2038	5.000%	475,000	577,743
08/01/2045	4.000%	1,000,000	1,050,610
Henry Mayo Newhall Memorial Hospital
Series 2014A (AGM)
10/01/2043	5.250%	3,120,000	3,527,472
Loma Linda University Medical Center
Series 2014
12/01/2054	5.500%	2,660,000	2,874,343
Methodist Hospital of Southern California
Series 2018
01/01/2048	5.000%	7,500,000	8,709,075
California Statewide Communities Development Authority(d)
Revenue Bonds
Loma Linda University Medical Center
Series 2018
12/01/2058	5.500%	3,000,000	3,337,440
City of Upland
Refunding Certificate of Participation
San Antonio Regional Hospital
Series 2017
01/01/2042	4.000%	3,000,000	3,124,620
Washington Township Health Care District
Refunding Revenue Bonds
Series 2019A
07/01/2036	5.000%	500,000	607,870
07/01/2048	4.000%	500,000	535,215
Total			99,742,007
Human Service Provider 1.0%
California Municipal Finance Authority
Refunding Revenue Bonds
Harbor Regional Center Project
Series 2015
11/01/2039	5.000%	2,000,000	2,355,760
Inland Regional Center Project
Series 2015
06/15/2045	5.000%	3,500,000	4,106,060
Total			6,461,820
Joint Power Authority 0.5%
Southern California Public Power Authority
Refunding Revenue Bonds
Magnolia Power Project
Series 2020A-1
07/01/2036	5.000%	2,500,000	3,360,975

Columbia Strategic California Municipal Income Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Columbia Strategic California Municipal Income Fund, July 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Local Appropriation 0.9%
City of Modesto
Certificate of Participation
Community Center Refinancing Project
Series 1993A (AMBAC)
11/01/2023	5.000%	1,090,000	1,095,330
Jefferson Union High School District(e)
Certificate of Participation
Teacher and Staff Housing Project
Series 2020 (BAM)
08/01/2055	4.000%	2,250,000	2,597,243
Sacramento City Schools Joint Powers Financing Authority
Refunding Revenue Bonds
Series 2006A (BAM)
03/01/2040	5.000%	2,000,000	2,238,720
Total			5,931,293
Local General Obligation 13.9%
Alameda Unified School District-Alameda County
Unlimited General Obligation Bonds
Election of 2014
Series 2019C
08/01/2042	3.000%	1,000,000	1,054,330
Antelope Valley Community College District
Unlimited General Obligation Bonds
Series 2020B
08/01/2045	4.000%	2,500,000	3,008,125
Carlsbad Unified School District
Unlimited General Obligation Bonds
Election of 2018
Series 2019A
08/01/2048	3.125%	2,750,000	3,005,777
Cerritos Community College District
Unlimited General Obligation Bonds
Series 2019C
08/01/2044	3.000%	5,000,000	5,377,800
Chaffey Joint Union High School District(f)
Unlimited General Obligation Bonds
Series 2019D
08/01/2034	0.000%	500,000	369,155
08/01/2035	0.000%	660,000	469,537
08/01/2036	0.000%	1,000,000	685,050
Chino Valley Unified School District
Limited General Obligation Bonds
Series 2020B
08/01/2055	5.000%	1,000,000	1,299,670
Chula Vista Elementary School District(f)
Unlimited General Obligation Bonds
BAN Series 2019
08/01/2023	0.000%	1,600,000	1,584,128
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Coast Community College District(f)
Unlimited General Obligation Bonds
Election of 2012
Series 2019F
08/01/2040	0.000%	3,950,000	2,315,924
08/01/2041	0.000%	2,125,000	1,199,733
08/01/2043	0.000%	7,250,000	3,798,855
Compton Unified School District(f)
Unlimited General Obligation Bonds
Compton Unified School District
Series 2019B (BAM)
06/01/2036	0.000%	2,750,000	1,869,587
Conejo Valley Unified School District(f)
Unlimited General Obligation Bonds
Series 2015A (AGM)
08/01/2029	0.000%	1,650,000	1,290,168
08/01/2030	0.000%	1,000,000	739,210
Corona-Norco Unified School District
Unlimited General Obligation Bonds
Series 2019C
08/01/2049	4.000%	1,500,000	1,749,270
East Side Union High School District
Unlimited General Obligation Refunding Bonds
Series 2003B (NPFGC)
08/01/2026	5.250%	2,010,000	2,294,917
El Monte Union High School District
Unlimited General Obligation Bonds
Series 2019A
06/01/2044	4.000%	5,250,000	6,036,450
Fremont Union High School District
Unlimited General Obligation Bonds
Series 2019A
08/01/2046	4.000%	4,000,000	4,641,800
Glendale Community College District(f)
Unlimited General Obligation Bonds
Series 2020B
08/01/2044	0.000%	1,550,000	773,311
02/01/2045	0.000%	1,250,000	612,563
Glendale Unified School District(f)
Unlimited General Obligation Refunding Bonds
Series 2015B
09/01/2031	0.000%	1,900,000	1,387,836
09/01/2032	0.000%	1,000,000	694,330
Huntington Beach City School District
Unlimited General Obligation Bonds
Series 2020C
08/01/2039	3.000%	1,130,000	1,237,994
08/01/2040	3.000%	1,250,000	1,365,263
08/01/2041	3.000%	1,000,000	1,089,790

4	Columbia Strategic California Municipal Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Strategic California Municipal Income Fund, July 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Lodi Unified School District
Unlimited General Obligation Bonds
Election of 2016
Series 2020
08/01/2043	3.000%	3,320,000	3,483,112
Long Beach Community College District
Unlimited General Obligation Bonds
Series 2019C
08/01/2045	4.000%	725,000	854,362
Long Beach Unified School District(f)
Unlimited General Obligation Bonds
Series 2015D-1
08/01/2032	0.000%	1,500,000	1,039,545
Los Angeles Unified School District
Unlimited General Obligation Bonds
Series 2020RYQ
07/01/2035	5.000%	1,250,000	1,687,912
07/01/2044	4.000%	1,000,000	1,196,670
Manteca Unified School District(f)
Unlimited General Obligation Bonds
Capital Appreciation-Election of 2004
Series 2006 (NPFGC)
08/01/2032	0.000%	5,440,000	4,434,198
Monterey Peninsula Community College District(f)
Unlimited General Obligation Refunding Bonds
Series 2016
08/01/2032	0.000%	3,500,000	2,619,400
08/01/2033	0.000%	2,000,000	1,435,700
Oakland Unified School District/Alameda County
Unlimited General Obligation Bonds
Series 2015A
08/01/2040	5.000%	1,000,000	1,160,500
Pomona Unified School District(f)
Unlimited General Obligation Bonds
Series 2016G (AGM)
08/01/2033	0.000%	1,000,000	689,340
08/01/2034	0.000%	1,610,000	1,060,121
Poway Unified School District(f)
Unlimited General Obligation Bonds
Improvement District No. 2007-1-A
Series 2009
08/01/2030	0.000%	2,295,000	1,999,725
Riverside Community College District(f)
Unlimited General Obligation Bonds
Election of 2004
Series 2015E
08/01/2030	0.000%	600,000	444,648
08/01/2031	0.000%	1,000,000	701,830
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
San Diego Unified School District(f)
Unlimited General Obligation Bonds
Capital Appreciation Bonds
Series 2016I
07/01/2034	0.000%	5,000,000	3,239,200
San Diego Unified School District
Unlimited General Obligation Bonds
Series 2019B
07/01/2048	3.250%	5,000,000	5,493,950
San Jose Evergreen Community College District
Unlimited General Obligation Bonds
Election 2016
Series 2020B
09/01/2041	3.000%	5,000,000	5,475,950
Sierra Kings Health Care District
Unlimited General Obligation Refunding Bonds
Series 2015
08/01/2037	5.000%	1,500,000	1,684,530
Simi Valley Unified School District
Refunding Certificate of Participation
Capital Improvement Projects
Series 1998 (AMBAC)
08/01/2022	5.250%	435,000	444,940
Val Verde Unified School District
Unlimited General Obligation Bonds
Series 2020A (BAM)
08/01/2046	4.000%	700,000	814,828
Total			89,911,034
Multi-Family 3.2%
California Community Housing Agency(d),(e)
Revenue Bonds
The Arbors
Series 2020A
08/01/2050	5.000%	3,500,000	3,960,495
California Housing Finance
Revenue Bonds
Series 2019-2 Class A
03/20/2033	4.000%	4,758,103	5,214,405
California Municipal Finance Authority
Refunding Revenue Bonds
Caritas Projects
Series 2017A
08/15/2042	4.000%	1,000,000	1,068,190
Revenue Bonds
Bowles Hall Foundation
Series 2015A
06/01/2050	5.000%	1,250,000	1,316,800
Caritas Affordable Housing
Series 2014
08/15/2049	5.250%	3,500,000	3,842,825

Columbia Strategic California Municipal Income Fund | Quarterly Report 2020	5

Portfolio of Investments   (continued)
Columbia Strategic California Municipal Income Fund, July 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2014
08/15/2049	5.875%	1,000,000	1,085,800
California Statewide Communities Development Authority
Refunding Revenue Bonds
University of California Irvine East Campus Apartments
Series 2012
05/15/2031	5.125%	2,000,000	2,047,460
Revenue Bonds
Lancer Educational Student Housing Project
Series 2019
06/01/2051	5.000%	1,440,000	1,460,405
NCCD-Hooper Street LLC
Series 2019
07/01/2049	5.250%	500,000	504,295
Total			20,500,675
Municipal Power 2.2%
City of Vernon Electric System
Revenue Bonds
Series 2012A
08/01/2030	5.000%	1,000,000	1,061,050
Sacramento Municipal Utility District
Revenue Bonds
Electric
Series 2020H
08/15/2050	5.000%	5,000,000	6,633,400
Turlock Irrigation District(e)
Refunding Revenue Bonds
Series 2020
01/01/2039	5.000%	2,000,000	2,596,320
01/01/2041	5.000%	3,130,000	4,038,138
Total			14,328,908
Other Bond Issue 1.0%
City of Long Beach Marina System
Revenue Bonds
Series 2015
05/15/2040	5.000%	2,000,000	2,143,540
Federal Home Loan Mortgage Corp. Multifamily ML Certificates
Series 2019-ML05
03/01/2019
11/25/2033	3.350%	3,956,228	4,561,254
Total			6,704,794
Ports 0.9%
Port of Los Angeles(c)
Refunding Revenue Bonds
Series 2014A
08/01/2044	5.000%	5,000,000	5,653,900
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Prepaid Gas 0.3%
M-S-R Energy Authority
Revenue Bonds
Series 2009B
11/01/2034	7.000%	1,000,000	1,579,860
Refunded / Escrowed 1.3%
City of La Verne
Prerefunded 05/15/22 Certificate of Participation
Brethren Hillcrest Homes
Series 2014
05/15/2036	5.000%	1,100,000	1,204,137
City of Pomona
Refunding Revenue Bonds
Series 1990B Escrowed to Maturity (GNMA / FHLMC)
08/01/2023	7.500%	320,000	353,098
City of Redding Electric System(g)
Revenue Bonds
Series 1992 Escrowed to Maturity (NPFGC)
07/01/2022	11.985%	105,000	120,694
San Francisco City & County Redevelopment Agency
Prerefunded 02/01/21 Tax Allocation Bonds
San Francisco Redevelopment Projects
Series 2011B
08/01/2041	6.625%	1,600,000	1,650,656
Santee CDC Successor Agency
Prerefunded 02/01/21 Tax Allocation Bonds
Santee Community Redevelopment Project
Series 2011A
08/01/2031	7.000%	1,000,000	1,033,350
Union City Community Redevelopment Agency
Prerefunded 12/01/21 Subordinated Tax Allocation Bonds
Lien-Community Redevelopment Project
Series 2011
12/01/2033	6.875%	1,500,000	1,631,790
Yorba Linda Redevelopment Agency Successor
Prerefunded 09/01/21 Subordinated Tax Allocation Bonds
Lien-Redevelopment Project
Series 2011A
09/01/2032	6.500%	2,000,000	2,133,420
Total			8,127,145
Resource Recovery 0.0%
California Municipal Finance Authority(c),(d),(h)
Revenue Bonds
UTS Renewable Energy-Waste Water Facilities
Series 2011
12/01/2032	0.000%	2,745,000	54,900

6	Columbia Strategic California Municipal Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Strategic California Municipal Income Fund, July 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Retirement Communities 3.6%
ABAG Finance Authority for Nonprofit Corps.
Refunding Revenue Bonds
Episcopal Senior Communities
Series 2011
07/01/2031	6.000%	2,200,000	2,254,670
California Health Facilities Financing Authority
Refunding Revenue Bonds
Northern California Presbyterian Homes
Series 2015
07/01/2039	5.000%	2,565,000	2,966,320
07/01/2044	5.000%	700,000	803,467
California Municipal Finance Authority
Refunding Revenue Bonds
HumanGood Obligation Group
Series 2019A
10/01/2044	4.000%	2,500,000	2,686,125
Revenue Bonds
Paradise Vally Estates Project
Series 2019
01/01/2043	5.000%	3,000,000	3,581,430
California Statewide Communities Development Authority(d)
Refunding Revenue Bonds
899 Charleston Project
Series 2014A
11/01/2049	5.375%	1,885,000	1,943,510
California Statewide Communities Development Authority
Refunding Revenue Bonds
American Baptist Homes West
Series 2015
10/01/2045	5.000%	3,155,000	3,435,290
Front Porch Communities & Services
Series 2017
04/01/2047	4.000%	1,750,000	1,857,520
Front Porch Communities and Services
Series 2017
04/01/2047	5.000%	250,000	283,588
Revenue Bonds
Covenant Retirement Communities, Inc.
Series 2013
12/01/2036	5.625%	2,000,000	2,181,440
Eskaton Properties, Inc.
Series 2012
11/15/2034	5.250%	1,250,000	1,299,425
Total			23,292,785
Sales Tax 1.8%
Orange County Local Transportation Authority
Refunding Revenue Bonds
Series 2019
02/15/2035	5.000%	4,000,000	5,213,000
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Puerto Rico Sales Tax Financing Corp.(f),(i)
Revenue Bonds
Series 2018A-1
07/01/2046	0.000%	11,000,000	3,203,750
San Francisco Bay Area Rapid Transit District Sales Tax
Revenue Bonds
Series 2019A
07/01/2039	4.000%	1,250,000	1,471,175
San Joaquin County Transportation Authority
Revenue Bonds
Measure K
Series 2019
03/01/2039	5.000%	1,500,000	1,946,055
Total			11,833,980
Special Property Tax 8.0%
Bakersfield Redevelopment Agency
Tax Allocation Bonds
Old Town Kern Pioneer
Series 2009A
08/01/2029	7.500%	1,245,000	1,249,806
Southeast Bakersfield
Series 2009B
08/01/2029	7.250%	585,000	587,246
Carson Public Financing Authority
Revenue Bonds
Series 2019
09/02/2030	5.000%	1,000,000	1,280,990
Carson Redevelopment Agency Successor Agency
Tax Allocation Bonds
Housing
Series 2010A
10/01/2030	5.000%	4,000,000	4,022,160
Cerritos Public Financing Authority
Tax Allocation Bonds
Los Coyotes Redevelopment Project Loan
Series 1993A (AMBAC)
11/01/2023	6.500%	2,000,000	2,302,160
Chino Public Financing Authority
Refunding Special Tax Bonds
Series 2012
09/01/2030	5.000%	2,500,000	2,665,375
09/01/2038	5.000%	625,000	657,650
Chula Vista Municipal Financing Authority
Refunding Special Tax Bonds
Series 2015A
09/01/2035	5.000%	2,460,000	2,854,141
09/01/2036	5.000%	2,435,000	2,820,947

Columbia Strategic California Municipal Income Fund | Quarterly Report 2020	7

Portfolio of Investments   (continued)
Columbia Strategic California Municipal Income Fund, July 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Carson
Special Assessment Bonds
Assessment District No. 92-1
Series 1992
09/02/2022	7.375%	45,000	45,206
City of Irvine
Special Tax Bonds
Community Facilities District 2013-3
Series 2014
09/01/2039	5.000%	750,000	828,698
09/01/2044	5.000%	1,025,000	1,124,220
City of Yucaipa
Refunding Special Tax Bonds
Community Facilities District No. 98-1
Series 2011
09/01/2030	5.375%	1,500,000	1,569,495
Corona-Norco Unified School District
Refunding Special Tax Bonds
Community Facilities District #98-1
Series 2013
09/01/2032	5.000%	1,300,000	1,479,686
Elk Grove Unified School District
Refunding Special Tax Bonds
Community Facilities District No. 1
Series 1995 (AMBAC)
12/01/2024	6.500%	2,370,000	2,653,665
Inglewood Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Merged Redevelopment Project
Series 1998A (AMBAC)
05/01/2023	5.250%	955,000	1,036,824
Inland Valley Development Agency
Refunding Tax Allocation Bonds
Series 2014A
09/01/2044	5.000%	5,000,000	5,537,450
Irvine Unified School District
Special Tax Bonds
Community Facilities District Number 09-1
Series 2019A
09/01/2038	4.000%	275,000	313,987
09/01/2040	4.000%	690,000	782,453
Series 2019A (BAM)
09/01/2049	4.000%	1,150,000	1,337,668
Jurupa Public Financing Authority
Refunding Special Tax Bonds
Series 2014A
09/01/2042	5.000%	1,000,000	1,126,390
Mountain View Shoreline Regional Park Community
Tax Allocation Bonds
Series 2011A
08/01/2035	5.625%	1,300,000	1,346,852
08/01/2040	5.750%	2,000,000	2,070,500
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pittsburg Successor Agency Redevelopment Agency(f)
Tax Allocation Bonds
Los Medanos Community Development Project
Series 1999 (AMBAC)
08/01/2024	0.000%	2,100,000	2,034,984
Poway Unified School District Public Financing Authority
Special Tax Refunding Bonds
Series 2015B (BAM)
09/01/2035	5.000%	1,415,000	1,718,390
San Diego Redevelopment Agency Successor Agency(f)
Tax Allocation Bonds
Capital Appreciation
Series 2001 (AGM)
09/01/2020	0.000%	3,630,000	3,628,896
San Francisco City & County Redevelopment Agency
Tax Allocation Bonds
Mission Bay South Redevelopment Project
Series 2014A
08/01/2043	5.000%	1,000,000	1,129,430
Santa Monica Redevelopment Agency
Tax Allocation Bonds
Earthquake Recovery Redevelopment
Series 2011
07/01/2036	5.875%	1,250,000	1,301,613
Transbay Joint Powers Authority
Senior Tax Allocation Bonds
Green Bond
Series 2020A
10/01/2045	5.000%	1,000,000	1,258,840
10/01/2049	5.000%	1,000,000	1,254,930
Total			52,020,652
State Appropriated 3.6%
California State Public Works Board
Refunding Revenue Bonds
Various Capital Projects
Series 2012G
11/01/2037	5.000%	6,825,000	7,438,840
Revenue Bonds
Judicial Council Projects
Series 2013A
03/01/2038	5.000%	2,500,000	2,753,950
Series 2014B
10/01/2039	5.000%	1,000,000	1,154,960
Various Capital Projects
Series 2011A
10/01/2031	5.125%	5,000,000	5,261,200
Series 2020B
03/01/2045	4.000%	1,875,000	2,254,519

8	Columbia Strategic California Municipal Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Strategic California Municipal Income Fund, July 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Various Correctional Facilities
Series 2014A
09/01/2039	5.000%	3,895,000	4,487,274
Total			23,350,743
State General Obligation 9.8%
State of California
Unlimited General Obligation Bonds
Construction Bonds
Series 2019
10/01/2049	5.000%	2,000,000	2,604,140
Series 2019
11/01/2029	5.000%	8,000,000	11,118,880
04/01/2045	3.250%	3,650,000	3,998,064
Various Purpose
Series 2020
03/01/2036	5.000%	1,000,000	1,353,630
03/01/2046	4.000%	1,000,000	1,211,170
Various Purpose - Bid Group A
Series 2018
10/01/2048	5.000%	10,000,000	12,727,500
Unlimited General Obligation Refunding Bonds
Series 2019
04/01/2028	5.000%	4,000,000	5,339,040
10/01/2036	4.000%	10,000,000	12,355,100
Series 2020
03/01/2035	5.000%	2,000,000	2,719,020
Various Purpose
Series 2019
04/01/2032	5.000%	7,000,000	10,158,890
Unrefunded Unlimited General Obligation Bonds
Series 2004
04/01/2029	5.300%	2,000	2,007
Total			63,587,441
Tobacco 3.5%
California County Tobacco Securitization Agency(f)
Refunding Revenue Bonds
Capital Allocation
Subordinated Series 2020B-2
06/01/2055	0.000%	17,780,000	3,103,143
Golden State Tobacco Securitization Corp.
Refunding Revenue Bonds
Series 2018A-1
06/01/2047	5.000%	4,000,000	4,087,560
06/01/2047	5.250%	1,500,000	1,538,370
Series 2018A-2
06/01/2047	5.000%	6,900,000	7,051,041
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tobacco Securitization Authority of Southern California
Refunding Revenue Bonds
San Diego County Tobacco Asset Securitization Corp.
Series 2019
06/01/2048	5.000%	5,000,000	5,874,550
Tobacco Securitization Authority of Southern California(f)
Refunding Revenue Bonds
San Diego County Tobacco Asset Securitization Corp.
Series 2019
06/01/2054	0.000%	7,000,000	1,180,970
Total			22,835,634
Turnpike / Bridge / Toll Road 3.8%
Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Series 2014A
01/15/2046	5.750%	2,850,000	3,182,139
Subordinated Series 2019B-2
01/15/2053	3.500%	5,000,000	5,260,250
Foothill-Eastern Transportation Corridor Agency(f)
Refunding Revenue Bonds
Series 2015
01/15/2033	0.000%	5,000,000	3,486,550
Riverside County Transportation Commission(f)
Revenue Bonds
Capital Appreciation-Senior Lien
Series 2013B
06/01/2032	0.000%	2,055,000	1,509,377
06/01/2033	0.000%	2,940,000	2,079,962
Senior Lien
Series 2013B
06/01/2029	0.000%	2,500,000	2,036,225
Riverside County Transportation Commission
Revenue Bonds
Senior Lien
Series 2013A
06/01/2048	5.750%	1,500,000	1,638,630
San Joaquin Hills Transportation Corridor Agency
Refunding Revenue Bonds
Senior Lien
Series 2014A
01/15/2044	5.000%	5,000,000	5,555,400
Total			24,748,533
Water & Sewer 1.8%
City of Riverside Sewer
Refunding Revenue Bonds
Series 2015A
08/01/2040	5.000%	3,185,000	3,823,815

Columbia Strategic California Municipal Income Fund | Quarterly Report 2020	9

Portfolio of Investments   (continued)
Columbia Strategic California Municipal Income Fund, July 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Tulare Sewer
Refunding Revenue Bonds
Series 2015 (AGM)
11/15/2041	5.000%	2,000,000	2,417,700
State of California Department of Water Resources(e)
Refunding Revenue Bonds
Series 2020BB
12/01/2033	5.000%	2,000,000	2,818,260
12/01/2035	5.000%	2,000,000	2,790,720
Total			11,850,495
Total Municipal Bonds (Cost $597,695,157)			638,693,733
Money Market Funds 3.1%
	Shares	Value ($)
Dreyfus AMT-Free Tax Exempt Cash Management Fund, Institutional Shares, 0.034%(j)	262,799	262,773
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 0.117%(j)	19,646,466	19,646,466
Total Money Market Funds (Cost $19,909,255)		19,909,239
Total Investments in Securities (Cost: $619,469,412)		660,467,972
Other Assets & Liabilities, Net		(12,918,354)
Net Assets		647,549,618

Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of July 31, 2020.
(c)	Income from this security may be subject to alternative minimum tax.
(d)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At July 31, 2020, the total value of these securities amounted to $35,897,485, which represents 5.54% of total net assets.
(e)	Represents a security purchased on a when-issued basis.
(f)	Zero coupon bond.
(g)	Inverse floating rate security issued by a tender option bond (TOB) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust. The interest rate shown was the current rate as of July 31, 2020.
(h)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At July 31, 2020, the total value of these securities amounted to $54,900, which represents 0.01% of total net assets.
(i)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At July 31, 2020, the total value of these securities amounted to $3,203,750, which represents 0.49% of total net assets.
(j)	The rate shown is the seven-day current annualized yield at July 31, 2020.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
BAN	Bond Anticipation Note
FHLMC	Federal Home Loan Mortgage Corporation
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
10	Columbia Strategic California Municipal Income Fund | Quarterly Report 2020